UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03363

Exact name of registrant as specified in charter:	Delaware Group® Limited-Term
Government Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

Item 1. Schedule of Investments.

Schedule of investments
Delaware Limited-Term Diversified Income Fund	September 30, 2018 (Unaudited)

	Principal amount°	Value (US $)
Agency Asset-Backed Securities – 0.03%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 4.682% 9/26/33 ●	130,740	$141,864
Fannie Mae REMIC Trust
Series 2001-W2 AS5 6.473% 10/25/31 ϕ	95	98
Freddie Mac Structured Pass Through Certificates
Series T-30 A5 7.61% 12/25/30 ◆●	3,883	3,946
Total Agency Asset-Backed Securities (cost $133,847)		145,908

Agency Collateralized Mortgage Obligations – 13.49%
Fannie Mae Grantor Trust
Series 2001-T5 A2 7.00% 6/19/41 ●	23,675	25,761
Fannie Mae Interest Strip
Series 413 167 4.50% 7/25/42 Σ●	1,073,870	281,489
Series 417 C24 3.50% 12/25/42 Σ	695,962	130,456
Series 418 C12 3.00% 8/25/33 Σ	230,561	29,850
Series 419 C2 3.00% 5/25/29 Σ	6,980,593	637,966
Series 419 C3 3.00% 11/25/43 Σ	61,807	12,356
Fannie Mae REMICs
Series 2011-105 FP 2.616% (LIBOR01M + 0.40%, Cap
6.50%, Floor 0.40%) 6/25/41 ●	1,649,668	1,657,290
Series 2012-44 IK 3.50% 12/25/31 Σ	35,023	3,659
Series 2012-51 SA 4.284% (6.50% minus LIBOR01M,
Cap 6.50%) 5/25/42 Σ●	96,618	19,580
Series 2012-93 LY 2.50% 9/25/42	433,000	366,693
Series 2012-98 DI 3.50% 9/25/27 Σ	123,718	12,574
Series 2012-98 IY 3.00% 9/25/27 Σ	1,082,670	97,320
Series 2012-98 KI 3.50% 7/25/27 Σ	271,488	25,791
Series 2012-98 MI 3.00% 8/25/31 Σ	19,955,069	2,209,066
Series 2012-99 AI 3.50% 5/25/39 Σ	1,259,763	130,305
Series 2012-102 IB 3.50% 9/25/27 Σ	6,682,441	733,133
Series 2012-107 IG 3.50% 10/25/27 Σ	962,553	95,803
Series 2012-118 AI 3.50% 11/25/37 Σ	364,257	39,161
Series 2012-120 CI 3.50% 12/25/31 Σ	1,008,721	101,108
Series 2012-120 WI 3.00% 11/25/27 Σ	101,584	9,597
Series 2012-121 ID 3.00% 11/25/27 Σ	548,071	51,449
Series 2012-125 MI 3.50% 11/25/42 Σ	1,179,105	257,858
Series 2012-126 PI 3.50% 7/25/42 Σ	511,632	65,991
Series 2012-128 NP 2.50% 11/25/42	474,975	430,419
Series 2012-129 PZ 3.50% 12/25/42	51,498	48,154
Series 2012-132 AI 3.00% 12/25/27 Σ	138,940	12,358
Series 2012-133 NI 4.00% 5/25/42 Σ	457,535	70,950
Series 2012-137 EI 3.00% 12/25/27 Σ	1,505,023	130,002
Series 2012-137 QI 3.00% 12/25/27 Σ	1,352,239	133,127

NQ-022 [9/18] 11/18 (652177)     1

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2012-137 WI 3.50% 12/25/32 Σ	119,808	$17,964
Series 2012-144 EI 3.00% 1/25/28 Σ	60,723	5,111
Series 2012-146 IO 3.50% 1/25/43 Σ	173,813	34,886
Series 2012-148 HE 2.50% 1/25/43	1,000,000	867,632
Series 2012-149 IC 3.50% 1/25/28 Σ	123,543	12,901
Series 2012-152 AI 2.50% 1/25/28 Σ	676,338	50,087
Series 2012-153 DI 3.50% 1/25/28 Σ	295,738	29,798
Series 2013-1 YI 3.00% 2/25/33 Σ	158,876	20,833
Series 2013-4 PL 2.00% 2/25/43	76,000	59,809
Series 2013-7 EI 3.00% 10/25/40 Σ	1,254,459	167,906
Series 2013-7 GP 2.50% 2/25/43	65,000	56,460
Series 2013-9 IO 3.00% 2/25/28 Σ	141,329	12,294
Series 2013-14 BI 2.50% 3/25/28 Σ	398,502	30,523
Series 2013-20 IH 3.00% 3/25/33 Σ	327,217	45,813
Series 2013-26 ID 3.00% 4/25/33 Σ	640,346	89,656
Series 2013-28 YB 3.00% 4/25/43	1,550,000	1,415,834
Series 2013-38 AI 3.00% 4/25/33 Σ	493,543	66,583
Series 2013-43 IX 4.00% 5/25/43 Σ	275,268	67,273
Series 2013-51 PI 3.00% 11/25/32 Σ	700,237	81,061
Series 2013-52 ZA 3.00% 6/25/43	219,198	193,251
Series 2013-55 AI 3.00% 6/25/33 Σ	13,513,426	1,915,598
Series 2013-59 PY 2.50% 6/25/43	547,142	474,568
Series 2013-60 CI 3.00% 6/25/31 Σ	4,123,154	375,644
Series 2013-62 PY 2.50% 6/25/43	61,000	52,015
Series 2013-69 IJ 3.00% 7/25/33 Σ	48,571	6,750
Series 2013-69 IO 3.00% 11/25/31 Σ	80,363	7,606
Series 2013-71 ZA 3.50% 7/25/43	296,744	287,873
Series 2013-75 JI 3.00% 9/25/32 Σ	686,210	83,240
Series 2013-83 LI 2.50% 8/25/28 Σ	743,882	62,445
Series 2013-92 SA 3.734% (5.95% minus LIBOR01M,
Cap 5.95%) 9/25/43 Σ●	198,918	34,788
Series 2014-21 ID 3.50% 6/25/33 Σ	307,338	44,059
Series 2014-59 AI 3.00% 10/25/40 Σ	116,592	13,436
Series 2014-63 KI 3.50% 11/25/33 Σ	330,066	39,743
Series 2014-64 IT 3.50% 6/25/41 Σ	76,171	8,117
Series 2014-68 BS 3.934% (6.15% minus LIBOR01M,
Cap 6.15%) 11/25/44 Σ●	213,566	38,558
Series 2014-85 IB 3.00% 12/25/44 Σ	835,607	157,694
Series 2014-90 SA 3.934% (6.15% minus LIBOR01M,
Cap 6.15%) 1/25/45 Σ●	248,863	40,548
Series 2014-94 AI 3.00% 10/25/32 Σ	419,704	39,708

2     NQ-022 [9/18] 11/18 (652177)

(Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2015-27 SA 4.234% (6.45% minus LIBOR01M,
Cap 6.45%) 5/25/45 Σ●	56,450	$10,702
Series 2015-28 GI 3.50% 6/25/34 Σ	1,007,357	126,500
Series 2015-31 ZD 3.00% 5/25/45	465,274	386,058
Series 2015-40 GZ 3.50% 5/25/45	112,355	105,014
Series 2015-43 PZ 3.50% 6/25/45	44,942	42,157
Series 2015-44 AI 3.50% 1/25/34 Σ	628,364	86,241
Series 2015-45 AI 3.00% 1/25/33 Σ	57,206	6,427
Series 2015-45 EI 3.00% 12/25/40 Σ	1,140,494	126,041
Series 2015-53 KB 3.00% 1/25/45	129,000	119,144
Series 2015-59 CI 3.50% 8/25/30 Σ	63,267	6,040
Series 2015-66 ID 3.50% 5/25/42 Σ	219,133	29,383
Series 2015-71 PI 4.00% 3/25/43 Σ	442,914	77,130
Series 2015-82 AI 3.50% 6/25/34 Σ	3,838,263	692,287
Series 2015-85 BI 4.50% 9/25/43 Σ	565,415	114,565
Series 2015-87 TI 3.50% 11/25/35 Σ	360,072	61,128
Series 2015-89 EZ 3.00% 12/25/45	67,493	57,133
Series 2015-95 SH 3.784% (6.00% minus LIBOR01M,
Cap 6.00%) 1/25/46 Σ●	115,322	19,952
Series 2016-2 HI 3.00% 12/25/41 Σ	1,051,375	151,338
Series 2016-17 BI 4.00% 2/25/43 Σ	991,862	152,985
Series 2016-20 DI 3.50% 4/25/31 Σ	785,977	102,864
Series 2016-24 LI 3.00% 6/25/42 Σ	693,105	82,846
Series 2016-33 DI 3.50% 6/25/36 Σ	203,572	30,835
Series 2016-33 EL 3.00% 6/25/46	1,129,000	996,062
Series 2016-40 ZC 3.00% 7/25/46	43,859	38,776
Series 2016-43 GI 3.00% 4/25/42 Σ	175,685	23,505
Series 2016-51 LI 3.00% 8/25/46 Σ	265,039	41,792
Series 2016-54 PI 3.00% 2/25/44 Σ	1,180,888	130,019
Series 2016-55 SK 3.784% (6.00% minus LIBOR01M,
Cap 6.00%) 8/25/46 Σ●	96,395	17,935
Series 2016-60 LI 3.00% 9/25/46 Σ	121,990	18,609
Series 2016-61 ML 3.00% 9/25/46	61,000	55,382
Series 2016-62 IC 3.00% 3/25/43 Σ	355,600	42,352
Series 2016-71 PI 3.00% 10/25/46 Σ	85,105	12,841
Series 2016-74 GS 3.784% (6.00% minus LIBOR01M,
Cap 6.00%) 10/25/46 Σ●	1,370,682	280,026
Series 2016-80 JZ 3.00% 11/25/46	147,296	128,345
Series 2016-83 PI 3.50% 7/25/45 Σ	159,116	27,032
Series 2016-90 CI 3.00% 2/25/45 Σ	604,705	79,897
Series 2016-95 IO 3.00% 12/25/46 Σ	2,586,450	462,881
Series 2016-99 DI 3.50% 1/25/46 Σ	86,601	16,370

NQ-022 [9/18] 11/18 (652177)     3

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2016-99 TI 3.50% 3/25/36 Σ	505,655	$69,501
Series 2016-101 ZP 3.50% 1/25/47	96,739	89,141
Series 2016-105 SA 3.784% (6.00% minus LIBOR01M,
Cap 6.00%) 1/25/47 Σ●	265,664	50,654
Series 2017-6 NI 3.50% 3/25/46 Σ	793,631	152,867
Series 2017-8 SG 3.784% (6.00% minus LIBOR01M,
Cap 6.00%) 2/25/47 Σ●	90,113	16,702
Series 2017-14 AI 3.00% 9/25/42 Σ	86,463	13,269
Series 2017-15 NI 3.50% 3/25/42 Σ	1,039,620	134,196
Series 2017-15 NZ 3.50% 3/25/47	15,853	14,975
Series 2017-16 SM 3.834% (6.05% minus LIBOR01M,
Cap 6.05%) 3/25/47 Σ●	982,214	184,806
Series 2017-16 UW 3.00% 7/25/45	1,225,000	1,143,649
Series 2017-16 WI 3.00% 1/25/45 Σ	82,635	11,278
Series 2017-16 YW 3.00% 3/25/47	920,000	830,473
Series 2017-17 CM 3.00% 11/25/41	328,150	306,747
Series 2017-17 LI 3.00% 4/25/37 Σ	126,610	12,588
Series 2017-19 MD 3.00% 1/25/47	99,000	86,705
Series 2017-21 ZD 3.50% 4/25/47	10,538	9,907
Series 2017-24 AI 3.00% 8/25/46 Σ	897,997	147,358
Series 2017-26 VZ 3.00% 4/25/47	99,367	87,023
Series 2017-27 EM 3.00% 4/25/47	113,000	101,827
Series 2017-39 CY 3.50% 5/25/47	8,000	7,724
Series 2017-40 GZ 3.50% 5/25/47	37,827	35,698
Series 2017-40 IG 3.50% 3/25/43 Σ	433,911	60,247
Series 2017-45 IJ 3.00% 11/25/46 Σ	911,049	168,219
Series 2017-46 BI 3.00% 4/25/47 Σ	308,121	45,292
Series 2017-46 JI 3.50% 1/25/43 Σ	115,629	15,727
Series 2017-55 HY 3.00% 7/25/47	395,000	354,053
Series 2017-59 KI 3.00% 3/25/47 Σ	977,079	176,771
Series 2017-61 SB 3.934% (6.15% minus LIBOR01M,
Cap 6.15%) 8/25/47 Σ●	538,226	101,583
Series 2017-61 TB 3.00% 8/25/44	30,000	27,485
Series 2017-64 JI 3.50% 7/25/42 Σ	1,058,576	143,452
Series 2017-66 IQ 3.00% 9/25/43 Σ	205,168	33,619
Series 2017-66 QY 3.00% 9/25/43	87,000	81,679
Series 2017-67 BZ 3.00% 9/25/47	15,495	13,090
Series 2017-69 SG 3.934% (6.15% minus LIBOR01M,
Cap 6.15%) 9/25/47 Σ●	147,542	27,505
Series 2017-88 EI 3.00% 11/25/47 Σ	872,478	170,079
Series 2017-88 IE 3.00% 11/25/47 Σ	821,681	156,957
Series 2017-94 CZ 3.50% 11/25/47	33,042	31,030
Series 2017-96 EZ 3.50% 12/25/47	57,655	54,423

4     NQ-022 [9/18] 11/18 (652177)

(Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2017-99 DZ 3.50% 12/25/47	93,689	$86,160
Series 2017-99 IE 3.00% 12/25/47 Σ	94,126	19,063
Series 2017-108 AZ 3.50% 1/25/58	46,195	41,618
Series 2017-111 GZ 3.00% 1/25/48	378,409	317,219
Series 2018-3 LY 3.00% 2/25/48	304,000	267,268
Series 2018-8 MU 3.00% 2/25/48	90,000	80,931
Series 2018-15 GZ 3.00% 3/25/48	117,028	105,944
Series 2018-31 KQ 3.50% 5/25/48	42,000	38,997
Series 2018-53 Z 3.50% 7/25/48	129,123	116,184
Freddie Mac REMICs
Series 3067 FA 2.508% (LIBOR01M + 0.35%, Cap
7.00%, Floor 0.35%) 11/15/35 ●	1,984,525	1,988,850
Series 3578 EO 0.00% 5/15/37 Ω	212,197	190,811
Series 3800 AF 2.658% (LIBOR01M + 0.50%, Cap
7.00%, Floor 0.50%) 2/15/41 ●	1,189,676	1,196,738
Series 3939 EI 3.00% 3/15/26 Σ	1,039,757	55,110
Series 4015 MY 3.50% 3/15/42	90,000	87,763
Series 4050 EI 4.00% 2/15/39 Σ	556,508	54,086
Series 4072 BI 3.50% 7/15/27 Σ	30,958	3,250
Series 4092 AI 3.00% 9/15/31 Σ	351,921	35,869
Series 4100 EI 3.00% 8/15/27 Σ	8,124,149	725,271
Series 4106 EI 3.50% 4/15/41 Σ	72,138	8,704
Series 4109 AI 3.00% 7/15/31 Σ	4,972,320	603,180
Series 4120 IK 3.00% 10/15/32 Σ	71,197	10,062
Series 4120 MI 3.00% 10/15/32 Σ	48,654	7,111
Series 4139 EI 3.00% 9/15/31 Σ	370,183	35,458
Series 4146 IA 3.50% 12/15/32 Σ	72,058	11,214
Series 4150 IO 3.50% 1/15/43 Σ	147,877	30,624
Series 4150 PQ 2.50% 1/15/43	36,737	32,458
Series 4150 UI 3.50% 8/15/32 Σ	42,371	4,646
Series 4151 BI 2.50% 1/15/43 Σ	1,163,165	193,323
Series 4159 KS 3.992% (6.15% minus LIBOR01M, Cap
6.15%) 1/15/43 Σ●	67,216	12,581
Series 4159 NI 2.50% 7/15/42 Σ	294,652	27,295
Series 4161 IM 3.50% 2/15/43 Σ	389,230	88,097
Series 4171 Z 3.00% 2/15/43	484,566	436,602
Series 4180 PI 3.00% 3/15/33 Σ	2,559,674	341,524
Series 4181 DI 2.50% 3/15/33 Σ	51,671	6,261
Series 4185 LI 3.00% 3/15/33 Σ	451,641	64,661
Series 4191 CI 3.00% 4/15/33 Σ	53,084	7,377
Series 4195 CI 3.00% 4/15/28 Σ	423,623	40,394
Series 4197 LZ 4.00% 4/15/43	310,371	316,198

NQ-022 [9/18] 11/18 (652177)     5

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4203 DI 3.00% 4/15/33 Σ	6,209,326	$532,317
Series 4205 AI 2.50% 5/15/28 Σ	43,836	3,746
Series 4210 Z 3.00% 5/15/43	654,902	573,262
Series 4216 KI 3.50% 6/15/28 Σ	122,238	12,047
Series 4223 HI 3.00% 4/15/30 Σ	2,294,646	176,754
Series 4342 CI 3.00% 11/15/33 Σ	973,508	118,090
Series 4366 DI 3.50% 5/15/33 Σ	1,289,235	183,011
Series 4408 BC 3.00% 11/15/44	270,000	240,093
Series 4433 DI 3.00% 8/15/32 Σ	4,737,354	469,281
Series 4435 DY 3.00% 2/15/35	31,000	29,099
Series 4451 DI 3.50% 10/15/39 Σ	818,587	115,812
Series 4452 PZ 3.50% 3/15/45	4,758,172	4,487,603
Series 4453 DI 3.50% 11/15/33 Σ	4,668,163	635,670
Series 4455 MA 2.50% 1/15/43	177,941	158,742
Series 4456 MZ 3.50% 3/15/45	9,041	8,388
Series 4464 DA 2.50% 1/15/43	54,980	49,143
Series 4476 GI 3.00% 6/15/41 Σ	1,203,841	151,967
Series 4487 BI 3.00% 11/15/41 Σ	878,609	110,014
Series 4504 IO 3.50% 5/15/42 Σ	49,207	5,902
Series 4518 CI 3.50% 6/15/42 Σ	540,058	69,000
Series 4527 CI 3.50% 2/15/44 Σ	206,243	37,510
Series 4531 PZ 3.50% 11/15/45	144,636	133,312
Series 4567 LI 4.00% 8/15/45 Σ	450,033	90,450
Series 4574 AI 3.00% 4/15/31 Σ	2,100,929	261,808
Series 4580 MI 3.50% 2/15/43 Σ	655,646	100,908
Series 4581 LI 3.00% 5/15/36 Σ	69,087	9,480
Series 4594 SG 3.842% (6.00% minus LIBOR01M, Cap
6.00%) 6/15/46 Σ●	112,876	23,570
Series 4601 IN 3.50% 7/15/46 Σ	412,592	80,333
Series 4610 IB 3.00% 6/15/41 Σ	310,646	38,153
Series 4618 SA 3.842% (6.00% minus LIBOR01M, Cap
6.00%) 9/15/46 Σ●	361,725	73,609
Series 4622 HI 3.00% 11/15/43 Σ	927,834	112,856
Series 4623 LZ 2.50% 10/15/46	53,501	43,286
Series 4623 MS 3.842% (6.00% minus LIBOR01M, Cap
6.00%) 10/15/46 Σ●	1,073,743	214,148
Series 4623 WI 4.00% 8/15/44 Σ	1,075,543	187,317
Series 4623 YT 2.50% 3/15/46	1,442,246	1,255,083
Series 4625 BI 3.50% 6/15/46 Σ	115,337	25,344
Series 4625 PZ 3.00% 6/15/46	36,010	31,555
Series 4627 PI 3.50% 5/15/44 Σ	174,174	25,410

6     NQ-022 [9/18] 11/18 (652177)

(Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4631 GS 3.842% (6.00% minus LIBOR01M, Cap
6.00%) 11/15/46 Σ●	77,674	$13,776
Series 4636 ET 3.00% 3/15/41	1,000,000	948,962
Series 4643 QI 3.50% 9/15/45 Σ	1,877,224	327,566
Series 4648 MZ 3.00% 6/15/46	5,256	4,672
Series 4648 NC 3.00% 9/15/46	4,000	3,694
Series 4648 ND 3.00% 9/15/46	22,000	19,849
Series 4648 SA 3.842% (6.00% minus LIBOR01M, Cap
6.00%) 1/15/47 Σ●	981,382	198,132
Series 4650 JE 3.00% 7/15/46	110,000	98,093
Series 4650 JG 3.00% 11/15/46	1,997,000	1,828,531
Series 4653 VB 3.00% 4/15/40	865,000	819,633
Series 4655 TI 3.00% 8/15/36 Σ	83,968	8,782
Series 4655 WI 3.50% 8/15/43 Σ	724,259	125,306
Series 4656 HI 3.50% 5/15/42 Σ	536,449	85,166
Series 4657 JZ 3.50% 2/15/47	23,252	20,673
Series 4657 NW 3.00% 4/15/45	35,000	33,136
Series 4657 PS 3.842% (6.00% minus LIBOR01M, Cap
6.00%) 2/15/47 Σ●	4,000,815	761,412
Series 4657 WI 3.50% 3/15/42 Σ	162,118	23,407
Series 4660 GI 3.00% 8/15/43 Σ	697,447	112,715
Series 4663 AI 3.00% 3/15/42 Σ	222,755	31,512
Series 4663 HZ 3.50% 3/15/47	221,303	209,056
Series 4663 JI 3.50% 3/15/43 Σ	239,954	36,017
Series 4667 EI 3.50% 4/15/42 Σ	475,844	65,466
Series 4667 LI 3.50% 10/15/43 Σ	80,890	13,933
Series 4669 QI 3.50% 6/15/41 Σ	83,761	13,296
Series 4669 QW 3.00% 9/15/44	5,000	4,626
Series 4690 WI 3.50% 12/15/43 Σ	614,290	99,048
Series 4691 LI 3.50% 1/15/41 Σ	80,346	12,184
Series 4693 EI 3.50% 8/15/42 Σ	85,981	13,506
Series 4695 OZ 3.00% 6/15/47	589,677	512,439
Series 4710 CI 3.50% 12/15/43 Σ	310,269	47,681
Series 4721 HI 3.50% 9/15/42 Σ	520,452	86,220
Series 4738 TW 3.00% 11/15/46	279,000	261,714
Series 4748 JW 3.00% 11/15/47	424,000	386,223
Series 4753 EZ 3.50% 12/15/47	301,954	277,422
Series 4761 Z 3.50% 12/15/47	78,815	73,601
Series 4788 EI 4.00% 6/15/40 Σ	745,448	81,553
Series 4791 AZ 3.50% 12/15/47	21,308	20,721

NQ-022 [9/18] 11/18 (652177)     7

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Strips
Series 267 S5 3.842% (6.00% minus LIBOR01M, Cap
6.00%) 8/15/42 Σ●	47,838	$8,122
Series 284 S6 3.942% (6.10% minus LIBOR01M, Cap
6.10%) 10/15/42 Σ●	1,022,496	188,481
Series 290 IO 3.50% 11/15/32 Σ	48,963	7,953
Series 299 S1 3.842% (6.00% minus LIBOR01M, Cap
6.00%) 1/15/43 Σ●	76,194	12,524
Series 303 151 4.287% 12/15/42 Σ●	358,824	86,508
Series 303 185 3.442% 1/15/43 Σ●	1,042,790	230,669
Series 303 C17 3.50% 1/15/43 Σ	735,116	151,464
Series 304 C38 3.50% 12/15/27 Σ	73,360	6,619
Series 319 S2 3.842% (6.00% minus LIBOR01M, Cap
6.00%) 11/15/43 Σ●	6,621,633	1,182,681
Series 326 S2 3.792% (5.95% minus LIBOR01M, Cap
5.95%) 3/15/44 Σ●	482,409	67,613
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ◆	712	798
Series T-58 2A 6.50% 9/25/43 ◆	473,325	529,705
GNMA
Series 2011-157 SG 4.435% (6.60% minus LIBOR01M,
Cap 6.60%) 12/20/41 Σ●	96,308	18,496
Series 2012-61 PI 3.00% 4/20/39 Σ	472,362	36,132
Series 2012-77 MU 2.50% 6/20/42	106,375	96,317
Series 2012-108 KI 4.00% 8/16/42 Σ	225,341	43,313
Series 2013-22 IO 3.00% 2/20/43 Σ	585,826	106,027
Series 2013-26 KD 2.50% 2/16/43	870,000	767,949
Series 2013-79 KE 3.00% 5/20/43	1,250,000	1,161,414
Series 2013-88 LZ 2.50% 6/16/43	468,580	400,211
Series 2013-113 LY 3.00% 5/20/43	17,000	15,658
Series 2013-182 CZ 2.50% 12/20/43	38,282	33,486
Series 2014-12 ZA 3.00% 1/20/44	212,763	194,338
Series 2014-12 ZB 3.00% 1/16/44	60,954	54,521
Series 2015-36 PI 3.50% 8/16/41 Σ	579,689	56,535
Series 2015-44 AI 3.00% 8/20/41 Σ	613,893	63,000
Series 2015-74 CI 3.00% 10/16/39 Σ	254,465	30,416
Series 2015-76 MZ 3.00% 5/20/45	961,330	890,748
Series 2015-82 EZ 3.50% 6/20/45	291,274	269,757
Series 2015-82 GI 3.50% 12/20/38 Σ	702,372	68,885
Series 2015-111 IH 3.50% 8/20/45 Σ	156,149	22,623
Series 2015-127 LM 3.00% 9/20/45	12,000	10,783
Series 2015-133 AL 3.00% 5/20/45	40,000	37,436
Series 2015-142 AI 4.00% 2/20/44 Σ	43,407	5,901
Series 2015-155 QZ 3.50% 10/20/45	1,632,177	1,510,460

8     NQ-022 [9/18] 11/18 (652177)

(Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2015-185 PZ 3.00% 12/20/45	831,789	$773,612
Series 2016-5 GL 3.00% 7/20/45	5,000	4,666
Series 2016-46 DZ 3.00% 4/20/46	116,110	99,519
Series 2016-49 PZ 3.00% 11/16/45	236,521	202,006
Series 2016-54 MZ 3.00% 4/20/46	779,444	661,649
Series 2016-74 PL 3.00% 5/20/46	610,000	559,267
Series 2016-75 JI 3.00% 9/20/43 Σ	413,846	63,010
Series 2016-80 JZ 3.00% 6/20/46	695,331	584,231
Series 2016-83 MB 3.00% 10/20/45	36,000	33,871
Series 2016-89 QS 3.885% (6.05% minus LIBOR01M,
Cap 6.05%) 7/20/46 Σ●	3,343,220	664,242
Series 2016-103 DY 2.50% 8/20/46	584,000	492,776
Series 2016-108 SK 3.885% (6.05% minus LIBOR01M,
Cap 6.05%) 8/20/46 Σ●	164,670	30,804
Series 2016-115 SA 3.935% (6.10% minus LIBOR01M,
Cap 6.10%) 8/20/46 Σ●	195,159	35,375
Series 2016-118 DI 3.50% 3/20/43 Σ	271,976	38,014
Series 2016-120 IA 3.00% 2/20/46 Σ	827,562	129,069
Series 2016-120 NS 3.935% (6.10% minus LIBOR01M,
Cap 6.10%) 9/20/46 Σ●	234,219	44,563
Series 2016-126 NS 3.935% (6.10% minus LIBOR01M,
Cap 6.10%) 9/20/46 Σ●	119,819	23,422
Series 2016-134 MW 3.00% 10/20/46	10,000	9,567
Series 2016-135 JI 3.00% 7/20/46 Σ	83,948	14,243
Series 2016-146 KS 3.935% (6.10% minus LIBOR01M,
Cap 6.10%) 10/20/46 Σ●	77,653	15,332
Series 2016-149 GI 4.00% 11/20/46 Σ	605,112	138,032
Series 2016-156 AI 3.00% 12/20/42 Σ	280,058	31,246
Series 2016-160 VZ 2.50% 11/20/46	31,406	24,629
Series 2016-167 QM 3.00% 4/20/46	1,284,892	1,195,017
Series 2016-170 MZ 3.00% 12/20/46	769,298	662,154
Series 2016-171 IO 3.00% 7/20/44 Σ	238,590	31,673
Series 2016-171 IP 3.00% 3/20/46 Σ	1,872,255	279,310
Series 2017-2 Z 2.65% 1/20/46	1,416,118	1,302,361
Series 2017-4 WI 4.00% 2/20/44 Σ	80,698	16,307
Series 2017-10 IB 4.00% 1/20/47 Σ	130,004	28,781
Series 2017-10 KZ 3.00% 1/20/47	21,024	18,771
Series 2017-11 IM 3.00% 5/20/42 Σ	309,012	38,416
Series 2017-14 EZ 3.00% 1/20/47	276,467	230,612
Series 2017-17 BV 3.00% 4/20/40	550,000	533,907
Series 2017-17 BZ 3.00% 2/20/47	1,146,102	1,047,829
Series 2017-18 GM 2.50% 2/20/47	9,000	7,955

NQ-022 [9/18] 11/18 (652177)     9

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2017-18 QS 3.942% (6.10% minus LIBOR01M,
Cap 6.10%) 2/16/47 Σ●	139,891	$25,369
Series 2017-19 AY 3.00% 2/20/47	30,000	27,388
Series 2017-25 CZ 3.50% 2/20/47	50,731	48,842
Series 2017-25 WZ 3.00% 2/20/47	11,534	10,575
Series 2017-26 SA 3.935% (6.10% minus LIBOR01M,
Cap 6.10%) 2/20/47 Σ●	127,464	22,314
Series 2017-36 ZC 3.00% 3/20/47	187,228	158,955
Series 2017-52 GH 3.00% 4/20/47	115,000	106,209
Series 2017-52 LE 3.00% 1/16/47	474,000	427,756
Series 2017-56 GZ 3.50% 4/20/47	14,711	12,906
Series 2017-56 JZ 3.00% 4/20/47	23,997	21,071
Series 2017-56 QW 3.00% 12/20/46	10,000	9,257
Series 2017-68 SB 3.985% (6.15% minus LIBOR01M,
Cap 6.15%) 5/20/47 Σ●	91,643	15,002
Series 2017-80 AS 4.035% (6.20% minus LIBOR01M,
Cap 6.20%) 5/20/47 Σ●	742,305	133,293
Series 2017-88 PB 3.00% 1/20/47	304,000	277,698
Series 2017-93 JL 3.00% 12/20/45	76,000	70,947
Series 2017-101 AI 4.00% 7/20/47 Σ	91,900	18,114
Series 2017-101 HD 3.00% 1/20/47	89,000	82,091
Series 2017-101 KS 4.035% (6.20% minus LIBOR01M,
Cap 6.20%) 7/20/47 Σ●	90,563	16,145
Series 2017-101 ND 3.00% 1/20/47	88,000	82,509
Series 2017-101 SK 4.035% (6.20% minus LIBOR01M,
Cap 6.20%) 7/20/47 Σ●	233,969	41,589
Series 2017-101 TI 4.00% 3/20/44 Σ	127,693	20,891
Series 2017-107 T 3.00% 1/20/47	65,000	61,900
Series 2017-116 ZL 3.00% 6/20/47	48,672	41,736
Series 2017-117 C 3.00% 8/20/47	131,000	117,840
Series 2017-117 GI 3.00% 3/20/47 Σ	992,021	167,010
Series 2017-120 QS 4.035% (6.20% minus LIBOR01M,
Cap 6.20%) 8/20/47 Σ●	199,174	38,744
Series 2017-121 IC 3.00% 12/20/45 Σ	1,047,004	184,567
Series 2017-121 IL 3.00% 2/20/42 Σ	810,921	127,812
Series 2017-132 JI 3.00% 6/20/45 Σ	92,055	15,841
Series 2017-134 ES 4.035% (6.20% minus LIBOR01M,
Cap 6.20%) 9/20/47 Σ●	231,157	39,893
Series 2017-134 KI 4.00% 5/20/44 Σ	106,096	18,457
Series 2017-134 SD 4.035% (6.20% minus LIBOR01M,
Cap 6.20%) 9/20/47 Σ●	179,492	33,877
Series 2017-134 SK 4.035% (6.20% minus LIBOR01M,
Cap 6.20%) 9/20/47 Σ●	147,039	26,875

10     NQ-022 [9/18] 11/18 (652177)

(Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2017-137 CZ 3.00% 9/20/47	120,559	$104,976
Series 2017-141 JS 4.035% (6.20% minus LIBOR01M,
Cap 6.20%) 9/20/47 Σ●	225,398	43,537
Series 2017-144 EI 3.00% 12/20/44 Σ	183,655	29,310
Series 2017-144 MZ 2.50% 9/20/47	74,846	60,608
Series 2017-147 AI 3.50% 3/20/44 Σ	850,106	100,098
Series 2017-163 HS 4.035% (6.20% minus LIBOR01M,
Cap 6.20%) 11/20/47 Σ●	680,841	116,462
Series 2017-163 JI 4.00% 7/20/47 Σ	589,282	114,341
Series 2017-163 KH 3.50% 3/20/44	455,000	446,215
Series 2017-180 MJ 3.00% 12/20/47	298,000	258,115
Series 2017-180 TI 4.00% 4/20/47 Σ	393,546	72,981
Series 2017-184 AL 3.00% 6/20/47	35,000	34,011
Series 2018-1 HB 2.50% 1/20/48	44,000	38,425
Series 2018-1 QG 3.00% 6/20/47	829,072	763,214
Series 2018-1 QH 3.00% 12/20/47	466,373	418,560
Series 2018-1 SA 4.035% (6.20% minus LIBOR01M,
Cap 6.20%) 1/20/48 Σ●	1,189,425	208,940
Series 2018-1 ST 4.035% (6.20% minus LIBOR01M,
Cap 6.20%) 1/20/48 Σ●	685,025	130,526
Series 2018-8 VZ 3.00% 3/20/47	40,807	39,355
Series 2018-13 PZ 3.00% 1/20/48	285,649	258,042
Series 2018-14 ZE 3.50% 1/20/48	140,229	132,037
Series 2018-15 BI 3.50% 1/20/48 Σ	1,214,299	227,828
Series 2018-18 BZ 3.50% 2/20/48	116,348	109,445
Series 2018-22 LZ 3.00% 2/20/48	15,264	13,123
Series 2018-24 HZ 3.00% 2/20/48	11,194	9,858
Series 2018-27 KU 3.50% 5/20/46	53,000	51,764
Series 2018-34 TY 3.50% 3/20/48	20,000	18,942
Series 2018-37 SA 4.035% (6.20% minus LIBOR01M,
Cap 6.20%) 3/20/48 Σ●	97,634	17,862
Series 2018-46 AS 4.035% (6.20% minus LIBOR01M,
Cap 6.20%) 3/20/48 Σ●	620,674	119,949
Series 2018-63 BZ 3.00% 4/20/48	49,616	43,323
Total Agency Collateralized Mortgage Obligations (cost $76,567,818)		76,116,023

Agency Commercial Mortgage-Backed Securities – 0.50%
Fannie Mae Multifamily Remic Trust
Series 2015-M12 FA 2.409% (LIBOR01M + 0.34%, Floor
0.34%) 4/25/20 ●	603,766	603,398
FREMF Mortgage Trust
Series 2011-K15 B 144A 5.116% 8/25/44 #●	95,000	98,738
Series 2013-K28 C 144A 3.61% 6/25/46 #●	105,000	102,881

NQ-022 [9/18] 11/18 (652177)     11

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2013-K33 C 144A 3.615% 8/25/46 #●	60,000	$58,549
Series 2013-K712 B 144A 3.473% 5/25/45 #●	345,000	344,939
Series 2014-K717 B 144A 3.753% 11/25/47 #●	245,000	245,084
Series 2014-K717 C 144A 3.753% 11/25/47 #●	80,000	79,122
Series 2016-K722 B 144A 3.966% 7/25/49 #●	430,000	431,112
NCUA Guaranteed Notes Trust
Series 2011-C1 2A 2.651% (LIBOR01M + 0.53%, Cap
8.00%, Floor 0.53%) 3/9/21 ●	890,357	884,673
Total Agency Commercial Mortgage-Backed Securities (cost $2,875,439)		2,848,496

Agency Mortgage-Backed Securities – 11.69%
Fannie Mae ARM
3.879% (LIBOR12M + 1.754%, Cap 11.211%) 4/1/36 ●	17,825	18,650
4.203% (LIBOR12M + 1.525%, Cap 9.533%) 8/1/34 ●	64,876	67,569
4.308% (LIBOR12M + 1.592%, Cap 11.217%) 8/1/36 ●	26,752	28,276
4.564% (LIBOR12M + 1.83%, Cap 10.178%) 8/1/35 ●	20,016	21,031
4.609% (LIBOR12M + 1.859%, Cap 10.109%) 7/1/36 ●	15,269	16,086
Fannie Mae S.F. 30 yr
5.00% 1/1/40	57,604	61,426
5.00% 7/1/47	5,208,298	5,546,744
5.50% 4/1/33	55,296	60,032
5.50% 1/1/34	8,145	8,873
5.50% 4/1/34	80,603	87,596
5.50% 6/1/34	25,360	27,404
5.50% 9/1/36	16,144	17,445
5.50% 8/1/37	79,264	85,597
5.50% 1/1/38	964,875	1,051,534
5.50% 1/1/39	56,454	61,015
5.50% 4/1/40	23,812	26,087
5.50% 9/1/41	196,431	216,888
5.50% 12/1/41	76,142	82,568
5.50% 5/1/44	6,578,274	7,121,604
5.50% 8/1/48	86,913	94,411
6.00% 9/1/36	105,832	117,264
6.00% 9/1/39	93,408	103,665
6.00% 6/1/41	1,005,330	1,107,630
6.00% 7/1/41	8,596,731	9,477,343
Fannie Mae S.F. 30 yr TBA
4.50% 11/1/48	3,090,000	3,183,004
5.00% 11/1/48	14,070,000	14,750,377
5.00% 12/1/48	1,993,000	2,086,495

12     NQ-022 [9/18] 11/18 (652177)

(Unaudited)

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac ARM
4.68% (LIBOR12M + 1.93%, Cap 10.038%) 8/1/38 ●	8,233	$8,544
Freddie Mac S.F. 30 yr
4.50% 8/1/48	2,984,839	3,098,506
5.00% 12/1/41	37,473	39,950
5.00% 12/1/44	253,478	269,946
5.50% 6/1/41	1,827,818	1,979,106
5.50% 9/1/41	73,744	80,410
6.00% 5/1/39	37,845	42,162
6.00% 7/1/40	4,816,000	5,333,306
Freddie Mac S.F. 30 yr TBA
4.50% 11/1/48	2,030,000	2,092,089
GNMA I S.F. 30 yr
7.00% 12/15/34	130,742	147,002
GNMA II S.F. 30 yr
5.00% 7/20/48	1,133,790	1,187,134
5.00% 9/20/48	1,909,000	1,996,171
GNMA II S.F. 30 yr TBA
5.00% 10/1/48	2,040,000	2,130,206
5.00% 12/1/48	1,993,000	2,075,751
Total Agency Mortgage-Backed Securities (cost $66,498,558)		66,006,897

Collateralized Debt Obligations – 2.20%
AMMC CLO
Series 2015-16A XR 144A 3.389% (LIBOR03M + 1.05%)
4/14/29 #●	3,990,000	3,989,801
Cathedral Lake CLO
Series 2015-2A AXR 144A 3.589% (LIBOR03M + 1.25%)
7/16/29 #●	1,187,500	1,187,381
Dryden 36 Senior Loan Fund
Series 2014-36A X 144A 3.439% (LIBOR03M + 1.10%)
1/15/28 #●	711,111	711,076
Hempstead II CLO
Series 2017-2A X 144A 3.341% (LIBOR03M + 1.00%)
8/10/29 #●	2,125,000	2,123,938
Monarch Grove CLO
Series 2018-1A AX 144A 3.035% (LIBOR03M + 0.70%)
1/25/28 #●	1,777,778	1,777,689
Neuberger Berman CLO XVII
Series 2014-17A XR 144A 3.347% (LIBOR03M + 1.00%)
4/22/29 #●	1,695,000	1,694,915

NQ-022 [9/18] 11/18 (652177)     13

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
Telos CLO
Series 2013-3A X 144A 3.336% (LIBOR03M + 1.00%)
7/17/19 #●	950,000	$949,525
Total Collateralized Debt Obligations (cost $12,436,389)		12,434,325

Corporate Bonds – 40.12%
Banking – 14.73%
ANZ New Zealand International 144A 2.60% 9/23/19 #	3,900,000	3,887,114
Banco de Bogota 144A 5.375% 2/19/23 #	500,000	514,500
Banco do Brasil 144A 4.875% 4/19/23 #	280,000	268,996
Banco Santander 3.50% 4/11/22	1,600,000	1,568,969
Banco Santander Mexico 144A 4.125% 11/9/22 #	150,000	149,400
Bank of America
3.864% 7/23/24 µ	490,000	490,188
4.271% 7/23/29 µ	1,270,000	1,268,822
5.625% 7/1/20	645,000	671,540
Bank of Georgia 144A 6.00% 7/26/23 #	200,000	195,734
Barclays
3.20% 8/10/21	780,000	766,253
7.75%µψ	405,000	407,025
8.25%µψ	200,000	202,006
BBVA Bancomer 144A 7.25% 4/22/20 #	500,000	522,800
Citizens Bank
2.45% 12/4/19	5,010,000	4,974,973
2.50% 3/14/19	2,890,000	2,887,615
Commonwealth Bank of Australia 2.40% 11/2/20	4,055,000	3,978,459
Compass Bank 2.875% 6/29/22	5,695,000	5,497,108
Credit Suisse 2.30% 5/28/19	4,890,000	4,876,400
Export Credit Bank of Turkey 144A 5.375% 2/8/21 #	300,000	283,491
Fifth Third Bancorp 3.95% 3/14/28	430,000	422,709
Fifth Third Bank 3.35% 7/26/21	1,805,000	1,800,589
Goldman Sachs Group
4.223% 5/1/29 µ	640,000	631,584
6.00% 6/15/20	2,295,000	2,399,831
HSBC Holdings 3.95% 5/18/24 µ	1,265,000	1,257,207
Huntington National Bank 2.50% 8/7/22	480,000	460,132
JPMorgan Chase & Co.
3.797% 7/23/24 µ	280,000	279,963
4.203% 7/23/29 µ	715,000	712,343
4.35% 8/15/21	3,810,000	3,908,006
KeyBank
2.40% 6/9/22	920,000	884,071
3.18% 5/22/22	1,335,000	1,316,247

14     NQ-022 [9/18] 11/18 (652177)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Manufacturers & Traders Trust 2.50% 5/18/22	555,000	$535,712
Morgan Stanley
3.772% 1/24/29 µ	730,000	701,133
5.00% 11/24/25	1,135,000	1,176,741
5.50% 1/26/20	2,480,000	2,554,862
Nationwide Building Society 144A 4.363% 8/1/24 #µ	1,080,000	1,075,161
PNC Bank 2.70% 11/1/22	250,000	240,922
PNC Financial Services Group 5.00%µψ	1,160,000	1,158,550
Popular
6.125% 9/14/23	500,000	507,440
7.00% 7/1/19	500,000	513,000
Regions Financial
2.75% 8/14/22	370,000	357,066
3.80% 8/14/23	290,000	288,748
Royal Bank of Canada 2.75% 2/1/22	1,685,000	1,652,452
Royal Bank of Scotland Group 8.625%µψ	1,410,000	1,513,988
Santander UK
2.125% 11/3/20	3,805,000	3,703,042
144A 5.00% 11/7/23 #	820,000	827,914
Skandinaviska Enskilda Banken 144A 2.375% 3/25/19 #	4,580,000	4,569,874
SunTrust Banks
2.70% 1/27/22	2,785,000	2,711,629
4.00% 5/1/25	530,000	531,390
Turkiye Garanti Bankasi
144A 5.25% 9/13/22 #	200,000	185,045
144A 6.25% 4/20/21 #	230,000	223,790
UBS Group Funding Switzerland
144A 2.65% 2/1/22 #	640,000	618,846
144A 3.00% 4/15/21 #	2,700,000	2,660,730
6.875%µψ	400,000	404,853
US Bancorp 2.375% 7/22/26	360,000	326,251
US Bank 3.40% 7/24/23	360,000	358,659
USB Capital IX 3.50% (LIBOR03M + 1.02%)ψ●	6,960,000	6,229,200
		83,111,073
Basic Industry – 2.88%
Allegheny Technologies 5.95% 1/15/21	250,000	255,313
Braskem Netherlands Finance 144A 3.50% 1/10/23 #	500,000	478,700
CSN Resources 144A 7.625% 2/13/23 #	300,000	280,035
Dow Chemical 8.55% 5/15/19	3,260,000	3,371,190
Equate Petrochemical 144A 3.00% 3/3/22 #	265,000	255,963
First Quantum Minerals
144A 7.00% 2/15/21 #	250,000	247,656

NQ-022 [9/18] 11/18 (652177)     15

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
First Quantum Minerals
144A 7.25% 5/15/22 #	500,000	$491,250
Georgia-Pacific 144A 5.40% 11/1/20 #	5,750,000	5,984,137
Hudbay Minerals 144A 7.25% 1/15/23 #	750,000	774,458
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	500,000	546,945
New Enterprise Stone & Lime 144A 10.125% 4/1/22 #	500,000	537,813
Novolipetsk Steel Via Steel Funding DAC 144A
4.50% 6/15/23 #	250,000	244,345
Petkim Petrokimya Holding 144A 5.875% 1/26/23 #	250,000	231,480
Phosagro OAO Via Phosagro Bond Funding DAC 144A
3.95% 11/3/21 #	500,000	485,401
SASOL Financing USA 5.875% 3/27/24	400,000	407,939
Syngenta Finance
144A 3.933% 4/23/21 #	620,000	618,629
144A 4.441% 4/24/23 #	785,000	780,874
Vale Overseas 4.375% 1/11/22	81,000	81,810
Vedanta Resources 144A 7.125% 5/31/23 #	205,000	200,644
		16,274,582
Brokerage – 0.78%
E*TRADE Financial 5.30%µψ	1,575,000	1,560,726
Intercontinental Exchange 3.45% 9/21/23	460,000	458,060
Jefferies Group 5.125% 1/20/23	2,285,000	2,364,597
		4,383,383
Capital Goods – 1.44%
Ardagh Packaging Finance 144A 7.25% 5/15/24 #	500,000	525,000
General Electric
2.721% (LIBOR03M + 0.38%) 5/5/26 ●	280,000	267,791
5.55% 5/4/20	2,175,000	2,254,070
6.00% 8/7/19	1,445,000	1,482,658
L3 Technologies 3.85% 6/15/23	280,000	280,925
Nvent Finance 144A 3.95% 4/15/23 #	2,905,000	2,856,182
United Technologies
3.65% 8/16/23	125,000	124,516
4.125% 11/16/28	310,000	308,546
		8,099,688
Communications – 3.45%
Altice Luxembourg 144A 7.75% 5/15/22 #	400,000	390,800
AT&T 3.514% (LIBOR03M + 1.18%) 6/12/24 ●	1,610,000	1,618,491
Cablevision 144A 6.50% 6/15/21 #	510,000	504,900
CCO Holdings 5.75% 9/1/23	500,000	509,370
CenturyLink 5.625% 4/1/20	750,000	765,937
Charter Communications Operating 4.50% 2/1/24	1,860,000	1,869,977

16     NQ-022 [9/18] 11/18 (652177)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Crown Castle International
3.15% 7/15/23	2,690,000	$2,594,636
3.80% 2/15/28	75,000	71,224
5.25% 1/15/23	735,000	771,017
Crown Castle Towers 144A 3.663% 5/15/25 #	635,000	622,014
CSC Holdings 6.75% 11/15/21	750,000	792,187
Deutsche Telekom International Finance 144A
4.375% 6/21/28 #	1,515,000	1,512,422
Digicel Group 144A 7.125% 4/1/22 #	300,000	197,958
GTH Finance 144A 6.25% 4/26/20 #	500,000	508,739
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	520,000	508,732
Sirius XM Radio 144A 3.875% 8/1/22 #	500,000	494,655
Sprint Communications 6.00% 11/15/22	750,000	766,875
Sprint Spectrum 144A 4.738% 3/20/25 #	450,000	450,923
Time Warner Entertainment 8.375% 3/15/23	3,295,000	3,816,691
VTR Finance 144A 6.875% 1/15/24 #	700,000	714,875
		19,482,423
Consumer Cyclical – 1.64%
Atento Luxco 1 144A 6.125% 8/10/22 #	180,000	177,300
Daimler Finance North America 144A 3.35% 2/22/23 #	645,000	634,730
Dollar Tree
3.70% 5/15/23	1,185,000	1,170,488
4.00% 5/15/25	765,000	751,039
Ford Motor Credit 3.336% 3/18/21	1,575,000	1,553,538
General Motors Financial
4.15% 6/19/23	715,000	713,542
4.35% 4/9/25	1,195,000	1,175,107
HD Supply 144A 5.75% 4/15/24 #●	500,000	526,875
JD.com 3.125% 4/29/21	400,000	388,785
MGM Resorts International 6.625% 12/15/21	500,000	531,000
NCL 144A 4.75% 12/15/21 #	404,000	408,545
Prime Security Services Borrower 144A 9.25% 5/15/23 #	445,000	477,040
Sands China 144A 4.60% 8/8/23 #	200,000	200,445
Scientific Games International 10.00% 12/1/22	500,000	531,660
		9,240,094
Consumer Non-Cyclical – 3.09%
AbbVie 3.75% 11/14/23	1,745,000	1,738,144
AstraZeneca 3.50% 8/17/23	685,000	679,049
BAT Capital 144A 2.297% 8/14/20 #	2,600,000	2,548,989
Bayer US Finance II 144A 4.25% 12/15/25 #	910,000	903,984
Becton Dickinson 3.363% 6/6/24	1,000,000	967,117
Bunge Finance 4.35% 3/15/24	620,000	614,438

NQ-022 [9/18] 11/18 (652177)     17

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
CK Hutchison International 144A 2.875% 4/5/22 #	275,000	$267,152
CVS Health
3.35% 3/9/21	1,485,000	1,483,035
3.70% 3/9/23	660,000	657,714
4.10% 3/25/25	285,000	284,515
4.30% 3/25/28	380,000	376,975
ESAL 144A 6.25% 2/5/23 #	200,000	199,250
General Mills 3.70% 10/17/23	290,000	288,507
JBS USA 144A 7.25% 6/1/21 #	650,000	663,000
Kernel Holding 144A 8.75% 1/31/22 #	235,000	239,603
Keurig Dr Pepper
144A 3.551% 5/25/21 #	715,000	714,150
144A 4.417% 5/25/25 #	400,000	402,133
Marfrig Holdings Europe 144A 8.00% 6/8/23 #	200,000	201,450
Roche Holdings 144A 1.75% 1/28/22 #	1,015,000	965,028
Shire Acquisitions Investments Ireland 1.90% 9/23/19	3,000,000	2,968,701
Teva Pharmaceutical Finance Netherlands III
6.00% 4/15/24	250,000	254,097
		17,417,031
Electric – 6.01%
AEP Texas 2.40% 10/1/22	1,930,000	1,846,797
AES Gener
144A 5.25% 8/15/21 #	203,000	210,114
144A 8.375% 12/18/73 #µ	300,000	307,443
Ameren 2.70% 11/15/20	3,665,000	3,617,541
Arizona Public Service 2.20% 1/15/20	4,195,000	4,147,972
Ausgrid Finance 144A 3.85% 5/1/23 #	655,000	651,393
Avangrid 3.15% 12/1/24	1,100,000	1,049,657
Cemig Geracao e Transmissao 144A 9.25% 12/5/24 #	250,000	258,437
CenterPoint Energy 6.125%µψ	525,000	534,844
Cleveland Electric Illuminating 5.50% 8/15/24	1,515,000	1,639,267
CMS Energy 6.25% 2/1/20	1,345,000	1,397,994
DTE Energy 2.40% 12/1/19	1,725,000	1,709,420
Duke Energy 1.80% 9/1/21	2,450,000	2,343,001
Enel Finance International 144A 2.875% 5/25/22 #	2,790,000	2,655,460
Entergy 4.00% 7/15/22	2,050,000	2,075,498
Entergy Louisiana 4.05% 9/1/23	1,125,000	1,150,376
Exelon 2.85% 6/15/20	2,000,000	1,983,155
IPALCO Enterprises 3.45% 7/15/20	710,000	710,185
ITC Holdings 2.70% 11/15/22	2,455,000	2,356,678
NV Energy 6.25% 11/15/20	2,460,000	2,600,083

18     NQ-022 [9/18] 11/18 (652177)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
PSEG Power 3.85% 6/1/23	680,000	$678,091
		33,923,406
Energy – 2.47%
BP Capital Markets America
3.796% 9/21/25	395,000	396,606
3.937% 9/21/28	580,000	584,059
Enbridge Energy Partners
4.375% 10/15/20	305,000	309,576
5.20% 3/15/20	65,000	66,624
Energy Transfer Equity 4.25% 3/15/23	500,000	498,125
Energy Transfer Partners 4.20% 9/15/23	480,000	484,248
Eni 144A 4.00% 9/12/23 #	515,000	509,684
Frontera Energy 144A 9.70% 6/25/23 #	200,000	210,500
Genesis Energy 6.75% 8/1/22	500,000	512,500
Gulfport Energy 6.625% 5/1/23	300,000	306,750
Kinder Morgan Energy Partners 9.00% 2/1/19	850,000	866,648
Kunlun Energy 144A 2.875% 5/13/20 #	400,000	395,584
Laredo Petroleum 5.625% 1/15/22	500,000	498,750
Marathon Oil 2.80% 11/1/22	675,000	649,269
MPLX 4.875% 12/1/24	1,260,000	1,310,259
Newfield Exploration 5.75% 1/30/22	500,000	525,625
ONEOK 7.50% 9/1/23	1,655,000	1,888,748
Pertamina Persero 144A 4.30% 5/20/23 #	310,000	307,940
Petrobras Global Finance 4.375% 5/20/23	500,000	476,150
Sabine Pass Liquefaction
5.625% 3/1/25	930,000	992,795
5.75% 5/15/24	510,000	547,972
5.875% 6/30/26	510,000	551,403
Tecpetrol 144A 4.875% 12/12/22 #	305,000	278,313
Tullow Oil 144A 6.25% 4/15/22 #	250,000	250,363
Williams 4.55% 6/24/24	375,000	381,342
YPF 144A 36.75% (BADLARPP + 4.00%) 7/7/20 #●	325,000	142,188
		13,942,021
Finance Companies – 0.65%
Air Lease 3.00% 9/15/23	1,030,000	978,927
Aviation Capital Group 144A 2.875% 1/20/22 #	605,000	586,387
BOC Aviation 144A 2.375% 9/15/21 #	400,000	381,140
Grupo de Inversiones Suramericana 144A
5.70% 5/18/21 #	500,000	521,250
International Lease Finance 8.625% 1/15/22	1,080,000	1,228,162
		3,695,866

NQ-022 [9/18] 11/18 (652177)     19

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Healthcare – 0.50%
Air Medical Group Holdings 144A 6.375% 5/15/23 #	195,000	$175,987
Community Health Systems 6.25% 3/31/23	330,000	314,737
Encompass Health 5.125% 3/15/23	250,000	251,875
Halfmoon Parent
144A 3.224% (LIBOR03M + 0.89%) 7/15/23 #●	455,000	455,322
144A 3.75% 7/15/23 #	420,000	418,856
144A 4.125% 11/15/25 #	425,000	424,289
HCA 7.50% 2/15/22	250,000	274,375
HCA Healthcare 6.25% 2/15/21	500,000	522,500
		2,837,941
Insurance – 0.19%
AXA Equitable Holdings 144A 3.90% 4/20/23 #	575,000	571,286
Willis North America 3.60% 5/15/24	505,000	491,208
		1,062,494
Natural Gas – 0.72%
CenterPoint Energy Resources 4.50% 1/15/21	2,700,000	2,749,455
Sempra Energy 2.90% 2/1/23	1,380,000	1,333,038
		4,082,493
REITs – 0.18%
GEO Group 5.875% 1/15/22	250,000	252,500
Growthpoint Properties International 144A
5.872% 5/2/23 #	200,000	202,018
Kilroy Realty 3.45% 12/15/24	590,000	564,871
		1,019,389
Technology – 0.62%
Fiserv 3.80% 10/1/23	580,000	581,461
Infor Software Parent 144A PIK 7.125% 5/1/21 #❆	415,000	421,536
Microchip Technology
144A 3.922% 6/1/21 #	490,000	487,400
144A 4.333% 6/1/23 #	525,000	522,171
NXP 144A 4.125% 6/15/20 #	1,500,000	1,511,250
		3,523,818
Transportation – 0.77%
Adani Abbot Point Terminal 144A 4.45% 12/15/22 #	300,000	269,264
Avis Budget Car Rental 5.50% 4/1/23	300,000	299,532
Penske Truck Leasing 144A 4.20% 4/1/27 #	665,000	653,538
Union Pacific 3.50% 6/8/23	450,000	449,196
United Airlines 2015-1 Class AA Pass-Through Trust
3.45% 12/1/27 ◆	325,186	314,624

20     NQ-022 [9/18] 11/18 (652177)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
United Parcel Service 5.125% 4/1/19	2,340,000	$2,368,913
		4,355,067
Total Corporate Bonds (cost $232,122,431)		226,450,769

Loan Agreements – 2.75%
Acrisure Tranche B 1st Lien 6.592% (LIBOR03M + 4.25%)
11/22/23 ●	496,241	499,187
Alpha 3 Tranche B1 1st Lien 5.386% (LIBOR03M + 3.00%)
1/31/24 ●	1,462,185	1,469,952
Altice France Tranche B12 1st Lien 5.846% (LIBOR03M +
3.688%) 1/31/26 ●	390,549	386,643
AssuredPartners Tranche B 1st Lien 5.326% (LIBOR01M +
3.25%) 10/22/24 ●	496,253	497,701
Blue Ribbon 1st Lien 6.115% (LIBOR01M + 4.00%)
11/13/21 ●	506,586	479,990
Builders FirstSource 1st Lien 5.386% (LIBOR03M +
3.00%) 2/29/24 ●	1,466,250	1,469,653
Community Health Systems Tranche H 1st Lien
0.00% 1/27/21 ● X	250,000	246,875
First Data 1st Lien 4.212% (LIBOR01M + 2.00%) 4/26/24 ●	429,698	430,477
First Eagle Holdings Tranche B 1st Lien 5.386%
(LIBOR03M + 3.00%) 12/1/22 ●	1,470,085	1,483,638
Gardner Denver Tranche B1 1st Lien 4.992% (LIBOR01M
+ 2.75%) 7/30/24 ●	361,715	364,345
Mission Broadcasting Tranche B2 1st Lien 4.604%
(LIBOR01M + 2.50%) 1/17/24 ●	208,221	208,937
MPH Acquisition Holdings Tranche B 1st Lien 5.136%
(LIBOR03M + 2.75%) 6/7/23 ●	202,450	203,066
Nexstar Broadcasting Tranche B2 1st Lien 4.604%
(LIBOR01M + 2.50%) 1/17/24 ●	1,484,668	1,492,711
ON Semiconductor Tranche B 1st Lien 3.992%
(LIBOR01M + 1.75%) 3/31/23 ●	1,101,064	1,104,023
Republic of Angola 0.796% (LIBOR06M + 6.25%)
12/16/23 =●	350,625	322,575
Russell Investments US Institutional Holdco Tranche B 1st
Lien 5.492% (LIBOR01M + 3.25%) 6/1/23 ●	1,830,010	1,842,591
Sprint Communications Tranche B 1st Lien 4.75%
(LIBOR01M + 2.50%) 2/2/24 ●	2,462,500	2,470,195
Staples 1st Lien 6.343% (LIBOR03M + 4.00%) 9/12/24 ●	124,063	124,179
Summit Midstream Partners Holdings Tranche B 1st Lien
8.242% (LIBOR01M + 6.00%) 5/21/22 ●	413,913	420,122
Total Loan Agreements (cost $15,088,987)		15,516,860

NQ-022 [9/18] 11/18 (652177)     21

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bond – 0.02%
Commonwealth of Massachusetts
Series C 5.00% 10/1/25	100,000	$116,306
Total Municipal Bond (cost $122,878)		116,306

Non-Agency Asset-Backed Securities – 25.51%
Ally Master Owner Trust
Series 2015-2 A1 2.728% (LIBOR01M + 0.57%, Floor
0.57%) 1/15/21 ●	4,500,000	4,505,744
American Express Credit Account Master Trust
Series 2017-2 A 2.608% (LIBOR01M + 0.45%)
9/16/24 ●	270,000	271,862
Series 2017-5 A 2.538% (LIBOR01M + 0.38%)
2/18/25 ●	575,000	577,497
Series 2018-3 A 2.478% (LIBOR01M + 0.32%)
10/15/25 ●	335,000	335,035
Series 2018-5 A 2.498% (LIBOR01M + 0.34%)
12/15/25 ●	3,744,000	3,745,485
Series 2018-7 A 2.518% (LIBOR01M + 0.36%)
2/17/26 ●	2,100,000	2,102,897
Series 2018-9 A 2.592% (LIBOR01M + 0.38%)
4/15/26 ●	4,100,000	4,100,095
ARI Fleet Lease Trust
Series 2018-B A2 144A 3.22% 8/16/27 #	1,000,000	999,974
BA Credit Card Trust
Series 2017-A1 A1 1.95% 8/15/22	3,000,000	2,958,463
Series 2018-A3 A3 3.10% 12/15/23	2,100,000	2,097,876
Barclays Dryrock Issuance Trust
Series 2017-1 A 2.488% (LIBOR01M + 0.33%, Floor
0.33%) 3/15/23 ●	2,810,000	2,815,040
BMW Vehicle Lease Trust
Series 2016-2 A3 1.43% 9/20/19	1,087,656	1,084,638
Cabela’s Credit Card Master Note Trust
Series 2015-1A A1 2.26% 3/15/23	500,000	493,893
CARDS II Trust
Series 2017-1A A 144A 2.528% (LIBOR01M + 0.37%)
4/18/22 #●	365,000	365,362
CarMax Auto Owner Trust
Series 2018-1 A2B 2.308% (LIBOR01M + 0.15%)
5/17/21 ●	1,385,754	1,386,433
Chase Issuance Trust
Series 2014-A5 A5 2.528% (LIBOR01M + 0.37%)
4/15/21 ●	281,000	281,478
Series 2016-A1 A 2.568% (LIBOR01M + 0.41%)
5/15/21 ●	3,026,000	3,032,964

22     NQ-022 [9/18] 11/18 (652177)

(Unaudited)

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Chase Issuance Trust
Series 2016-A3 A3 2.708% (LIBOR01M + 0.55%)
6/15/23 ●	7,350,000	$7,424,981
Series 2017-A1 A 2.458% (LIBOR01M + 0.30%)
1/15/22 ●	905,000	907,697
Series 2017-A2 A 2.558% (LIBOR01M + 0.40%)
3/15/24 ●	1,300,000	1,308,714
Chesapeake Funding II
Series 2017-4A A2 144A 2.498% (LIBOR01M + 0.34%)
11/15/29 #●	1,739,253	1,740,077
Citibank Credit Card Issuance Trust
Series 2016-A3 A3 2.611% (LIBOR01M + 0.49%)
12/7/23 ●	4,270,000	4,310,097
Series 2017-A5 A5 2.832% (LIBOR01M + 0.62%, Floor
0.62%) 4/22/26 ●	360,000	363,574
Series 2017-A7 A7 2.503% (LIBOR01M + 0.37%)
8/8/24 ●	11,900,000	11,922,265
Series 2018-A2 A2 2.495% (LIBOR01M + 0.33%)
1/20/25 ●	8,845,000	8,848,502
Series 2018-A4 A4 2.461% (LIBOR01M + 0.34%)
6/7/25 ●	1,750,000	1,750,781
Discover Card Execution Note Trust
Series 2014-A1 A1 2.588% (LIBOR01M + 0.43%, Floor
0.43%) 7/15/21 ●	1,614,000	1,616,069
Series 2017-A1 A1 2.648% (LIBOR01M + 0.49%)
7/15/24 ●	13,995,000	14,112,327
Series 2017-A3 A3 2.388% (LIBOR01M + 0.23%)
10/17/22 ●	3,025,000	3,029,513
Series 2017-A7 A7 2.518% (LIBOR01M + 0.36%)
4/15/25 ●	4,465,000	4,477,828
Series 2018-A2 A2 2.488% (LIBOR01M + 0.33%)
8/15/25 ●	4,000,000	3,995,199
Series 2018-A3 A3 2.388% (LIBOR01M + 0.23%, Floor
0.23%) 12/15/23 ●	2,465,000	2,465,489
Ford Credit Auto Owner Trust
Series 2015-A C 2.20% 11/15/20	2,540,000	2,530,571
Ford Credit Floorplan Master Owner Trust A
Series 2014-2 A 2.658% (LIBOR01M + 0.50%, Floor
0.50%) 2/15/21 ●	2,850,000	2,855,363
Series 2015-2 A2 2.728% (LIBOR01M + 0.57%, Floor
0.57%) 1/15/22 ●	1,470,000	1,477,466
Series 2017-1 A2 2.578% (LIBOR01M + 0.42%)
5/15/22 ●	400,000	401,472
Series 2017-2 A2 2.508% (LIBOR01M + 0.35%, Floor
0.62%) 9/15/22 ●	1,000,000	1,001,750

NQ-022 [9/18] 11/18 (652177)     23

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Golden Credit Card Trust
Series 2014-2A A 144A 2.608% (LIBOR01M + 0.45%)
3/15/21 #●	340,000	$340,442
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	243,800	240,843
Hyundai Auto Lease Securitization Trust
Series 2016-C A3 144A 1.49% 2/18/20 #	3,405,663	3,400,715
Series 2018-A A3 144A 2.81% 4/15/21 #	700,000	697,473
Invitation Homes Trust
Series 2018-SFR1 A 144A 2.858% (LIBOR01M + 0.70%)
3/17/37 #●	1,357,610	1,353,634
Mercedes-Benz Master Owner Trust
Series 2017-BA A 144A 2.578% (LIBOR01M + 0.42%)
5/16/22 #●	3,000,000	3,008,941
Series 2018-BA A 144A 2.50% (LIBOR01M + 0.34%)
5/15/23 #●	1,200,000	1,202,189
MMAF Equipment Finance
Series 2015-AA A5 144A 2.49% 2/19/36 #	2,000,000	1,966,308
Navistar Financial Dealer Note Master Owner Trust II
Series 2017-1 A 144A 2.996% (LIBOR01M + 0.78%)
6/27/22 #●	1,000,000	1,003,983
Series 2018-1 A 144A 2.798% (LIBOR01M + 0.63%,
Floor 0.63%) 9/25/23 #●	330,000	330,259
Nissan Master Owner Trust Receivables
Series 2016-A A1 2.798% (LIBOR01M + 0.64%, Floor
0.65%) 6/15/21 ●	3,040,000	3,050,290
Series 2017-C A 2.478% (LIBOR01M + 0.32%)
10/17/22 ●	850,000	851,440
PFS Financing
Series 2018-A A 144A 2.463% (LIBOR01M + 0.40%)
2/15/22 #●	240,000	239,980
Tesla Auto Lease Trust
Series 2018-A A 144A 2.32% 12/20/19 #	949,672	947,103
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #●	367,736	361,789
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	431,554	422,633
Toyota Auto Receivables Owner Trust
Series 2017-A A2B 2.228% (LIBOR01M + 0.07%)
9/16/19 ●	110,151	110,153
Series 2018-A A2B 2.228% (LIBOR01M + 0.07%)
10/15/20 ●	2,510,000	2,510,000
Series 2018-C A2B 2.278% (LIBOR01M + 0.12%)
8/16/21 ●	1,000,000	1,000,301

24     NQ-022 [9/18] 11/18 (652177)

(Unaudited)

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Trafigura Securitisation Finance
Series 2017-1A A1 144A 3.008% (LIBOR01M + 0.85%)
12/15/20 #●	3,410,000	$3,413,434
Series 2018-1A A1 144A 2.948% (LIBOR01M + 0.73%,
Floor 0.73%) 3/15/22 #●	200,000	200,000
Verizon Owner Trust
Series 2016-2A A 144A 1.68% 5/20/21 #	1,500,000	1,489,479
Series 2017-3A A1B 144A 2.435% (LIBOR01M + 0.27%)
4/20/22 #●	4,675,000	4,675,003
Series 2018-1A A1B 144A 2.425% (LIBOR01M + 0.26%)
9/20/22 #●	135,000	135,074
Volkswagen Auto Loan Enhanced Trust
Series 2018-1 A2B 2.345% (LIBOR01M + 0.18%)
7/20/21 ●	365,000	365,126
Volvo Financial Equipment Master Owner Trust
Series 2017-A A 144A 2.563% (LIBOR01M + 0.50%)
11/15/22 #●	2,000,000	2,005,388
Wheels SPV 2
Series 2018-1A A2 144A 3.06% 4/20/27 #	965,000	963,907
Total Non-Agency Asset-Backed Securities
(cost $144,006,161)		143,980,358

Non-Agency Collateralized Mortgage Obligations – 0.68%
Banc of America Alternative Loan Trust
Series 2005-6 7A1 5.50% 7/25/20	11,017	10,323
GSMPS Mortgage Loan Trust
Series 1998-2 A 144A 7.75% 5/19/27 #●	32,907	33,215
JPMorgan Mortgage Trust
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	455,000	455,731
Sequoia Mortgage Trust
Series 2014-2 A4 144A 3.50% 7/25/44 #●	274,526	269,121
Silverstone Master Issuer
Series 2018-1A 1A 144A 2.725% (LIBOR03M + 0.39%)
1/21/70 #●	3,000,000	2,996,718
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 4.191% 4/25/36 ●	74,249	74,619
Total Non-Agency Collateralized Mortgage Obligations (cost $3,814,894)		3,839,727

Non-Agency Commercial Mortgage-Backed Security – 0.02%
DB-UBS Mortgage Trust
Series 2011-LC1A C 144A 5.884% 11/10/46 #●	100,000	104,654
Total Non-Agency Commercial Mortgage-Backed Security (cost $110,844)		104,654

NQ-022 [9/18] 11/18 (652177)     25

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Regional Bond – 0.05%Δ
Argentina – 0.05%
Provincia de Cordoba 144A 7.45% 9/1/24 #	350,000	$301,945
Total Regional Bond (cost $366,188)		301,945

Sovereign Bonds – 0.81%Δ
Argentina – 0.08%
Argentine Republic Government International Bond
5.625% 1/26/22	500,000	452,875
		452,875
Costa Rica – 0.04%
Costa Rica Government International Bond 144A
4.25% 1/26/23 #	250,000	227,473
		227,473
Croatia – 0.04%
Croatia Government International Bond 144A
5.50% 4/4/23 #	200,000	211,920
		211,920
Dominican Republic – 0.06%
Dominican Republic International Bond 144A
7.50% 5/6/21 #	300,000	314,625
		314,625
Egypt – 0.07%
Egypt Government International Bond 144A
5.577% 2/21/23 #	400,000	388,730
		388,730
Nigeria – 0.09%
Nigeria Government International Bond 5.625% 6/27/22	500,000	502,313
		502,313
Republic of Korea – 0.09%
Export-Import Bank of Korea 3.096% (LIBOR03M +
0.775%) 6/1/23 ●	500,000	501,434
		501,434
Saudi Arabia – 0.09%
Kingdom of Saudi Arabia Sukuk 144A 2.894% 4/20/22 #	500,000	488,013
		488,013
Serbia – 0.04%
Serbia International Bond 144A 4.875% 2/25/20 #	250,000	253,628
		253,628
Sri Lanka – 0.09%
Sri Lanka Government International Bond 144A
5.75% 4/18/23 #	500,000	487,726
		487,726

26     NQ-022 [9/18] 11/18 (652177)

(Unaudited)

	Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Turkey – 0.08%
Hazine Mustesarligi Varlik Kiralama 144A 4.251% 6/8/21 #	500,000	$473,909
		473,909
Ukraine – 0.04%
Ukraine Government International Bond 144A
7.75% 9/1/20 #	250,000	252,500
		252,500
Total Sovereign Bonds (cost $4,709,120)		4,555,146

Supranational Banks – 0.13%
Arab Petroleum Investments 144A 4.125% 9/18/23 #	200,000	201,235
Banque Ouest Africaine de Developpement 144A
5.50% 5/6/21 #	500,000	513,803
Total Supranational Banks (cost $729,160)		715,038

US Treasury Obligations – 4.34%
US Treasury Floating Rate Note
2.23% (USBMMY3M + 0.043%) 7/31/20 ●	9,200,000	9,201,455
US Treasury Notes
2.25% 11/15/27	15,490,000	14,502,210
2.875% 9/30/23	545,000	543,212
2.875% 8/15/28	235,000	231,470
Total US Treasury Obligations (cost $25,012,635)		24,478,347

	Number of Shares
Preferred Stock – 0.28%
Morgan Stanley 5.55% µψ	1,180,000	1,212,745
USB Realty144A 3.486% (LIBOR03M + 1.147%) #ψ●	400,000	360,000
Total Preferred Stock (cost $1,490,000)		1,572,745

	Principal amount°
Short-Term Investments – 1.20%
Repurchase Agreements – 1.18%
Bank of America Merrill Lynch
2.18%, dated 9/28/18, to be repurchased on 10/1/18,
repurchase price $882,786 (collateralized by US
government obligations 1.181%–2.125%
1/15/19–10/31/19; market value $900,279)	882,626	882,626
Bank of Montreal
2.12%, dated 9/28/18, to be repurchased on 10/1/18,
repurchase price $2,427,651 (collateralized by US
government obligations 0.00%–4.375%
11/15/18–11/15/46; market value $2,475,766)	2,427,222	2,427,222

NQ-022 [9/18] 11/18 (652177)     27

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
2.21%, dated 9/28/18, to be repurchased on 10/1/18,
repurchase price $3,332,766 (collateralized by US
government obligations 0.00%–4.75%
10/11/18–2/15/48; market value $3,398,795)	3,332,152	$3,332,152
		6,642,000
US Treasury Obligation – 0.02%≠
US Treasury Bill 1.696% 10/11/18	134,437	134,361
		134,361
Total Short-Term Investments (cost $6,776,361)		6,776,361
Total Value of Securities – 103.82%
(cost $592,861,710)		585,959,905
Liabilities Net of Receivables and Other Assets – (3.82%)★		(21,568,623)
Net Assets Applicable to 68,523,721 Shares Outstanding – 100.00%		$564,391,282

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2018, the aggregate value of Rule 144A securities was $114,371,398, which represents 20.26% of the Fund’s net assets.
◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
❆	PIK. 100% of the income received was in the form of cash.
★	Of this amount, $424,000 represents cash collateral posted for futures contracts and $4,733,774 represents cash collateral posted for centrally cleared swap contracts.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Sept. 30, 2018. Rate will reset at a future date.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
ψ	No contractual maturity date.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.

28     NQ-022 [9/18] 11/18 (652177)

(Unaudited)

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Sept. 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Х	This loan will settle after Sept. 30, 2018, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
ϕ	Step coupon bond. Stated rate in effect at Sept. 30, 2018 through maturity date.

The following futures and swap contracts were outstanding at Sept. 30, 2018:

Futures Contracts

							Variation
							Margin
			Notional		Value/	Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
	US Treasury
(131)	Long Bonds	$(18,405,500)	$(18,822,692)	12/20/18	$417,192	$—	$20,469
	US Treasury 5
(275)	yr Notes	(30,931,055)	(31,151,565)	1/2/19	220,510	—	(15,039)
	US Treasury 10
(83)	yr Notes	(9,858,844)	(9,978,570)	12/20/18	119,726	—	7,437
	US Treasury 10
238	yr Notes	28,269,938	28,614,595	12/20/18	—	(344,657)	(2,594)
Total Futures Contracts			$(31,338,232)		$757,428	$(344,657)	$10,273

Swap Contracts
CDS Contracts1

Variation
				Upfront		Margin
Reference Obligation/		Annual		Payments		Due from
Termination Date/	Notional	Protection		Paid	Unrealized	(Due to)
Payment Frequency	Amount[2]	Payments	Value	(Received)	Depreciation[3]	Brokers
Centrally Cleared/
Protection Purchased:
CDX.NA.HY.30[4]
6/20/23-
Quarterly	44,000,000	5.00%	$(3,419,486)	$(2,209,856)	$ (1,209,630)	$(25,163)

NQ-022 [9/18] 11/18 (652177)     29

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional amount shown is stated in US Dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(47,842).

4Markit’s CDX.NA.HY.30 Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
BADLARPP – Argentina Term Deposit Rate
CDS – Credit Default Swap
CDX.NA.HY – Credit Default Swap Index North American High-Yield
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
NCUA – National Credit Union Administration
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year

See accompanying notes.

30     NQ-022 [9/18] 11/18 (652177)

Notes
Delaware Limited-Term Diversified Income Fund	September 30, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Limited-Term Government Funds – Delaware Limited-Term Diversified Income Fund (Fund). The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. This report covers the period of time since the Fund’s last fiscal year end, Dec. 31, 2017.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

NQ-022 [9/18] 11/18 (652177)     31

(Unaudited)

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Sept. 30, 2018:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Agency, Asset- & Mortgage-
Backed Securities	$—	$305,476,388	$—	$305,476,388
Corporate Debt	—	226,450,769	—	226,450,769
Foreign Debt	—	5,572,129	—	5,572,129
Loan Agreements[1]	—	15,194,285	322,575	15,516,860
Municipal Bonds	—	116,306	—	116,306
US Treasury Obligation	—	24,478,347	—	24,478,347
Preferred Stock	—	1,572,745	—	1,572,745
Short-Term Investments	—	6,776,361	—	6,776,361
Total Value of Securities	$—	$585,637,330	$322,575	$585,959,905

32     NQ-022 [9/18] 11/18 (652177)

(Unaudited)

Derivatives[2]	Level 1	Level 2	Level 3	Total
Assets:
Futures Contracts	$757,428	$—	$—	$757,428
Liabilities:
Futures Contracts	(344,657)	—	—	(344,657)
Swap Contracts	—	(1,209,630)	—	(1,209,630)

1Security type is valued across multiple levels. Level 2 investments represent investments with observable inputs, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 2 investments and Level 3 investments represent the following percentages of the total market value of this security type:

	Level 2	Level 3	Total
Loan Agreements	97.92%	2.08%	100.00%

2Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the period ended Sept. 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers based on fair value between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as they are not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

NQ-022 [9/18] 11/18 (652177)     33

(Unaudited)

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

34     NQ-022 [9/18] 11/18 (652177)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: